Document and Entity Information	Apr. 20, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001418819
Document Type	8-K
Document Period End Date	Apr. 20, 2021
Entity Registrant Name	Iridium Communications Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33963
Entity Tax Identification Number	26-1344998
Entity Address, Address Line One	1750 Tysons Boulevard
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	287-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	IRDM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false